Stockholders' Equity - Summary of Activity and Information regarding Outstanding and Exercisable Options (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 20, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Options Outstanding, Beginning balance	6,545,628	6,545,628	5,797,185
Options Outstanding, Granted	672,287		811,831
Options Outstanding, Exercised			(46,500)
Options Outstanding, Cancelled/forfeited			(16,888)
Options Outstanding, Ending balance	7,217,915		6,545,628	5,797,185
Options Outstanding, Options exercisable	5,676,837		5,449,715
Weighted Average Exercise Price, Beginning balance	$ 2.55	$ 2.55	$ 2.22
Weighted Average Exercise Price, Granted	4.08		4.77
Weighted Average Exercise Price, Exercised		$ 4.1	1.81
Weighted Average Exercise Price, Cancelled/forfeited			1.82
Weighted Average Exercise Price, Ending balance	2.69		2.55	$ 2.22
Weighted Average Exercise Price, Options exercisable	$ 2.29		$ 2.24
Weighted Average Remaining Contractual Term in Years	7 years 9 months 25 days		7 years 10 months 6 days	8 years 7 months 2 days
Weighted Average Remaining Contractual Term in Years, Options exercisable	7 years 4 months 20 days		7 years 7 months 2 days
Aggregate Intrinsic Value	$ 8,907,071		$ 9,773,706
Aggregate Intrinsic Value, Options exercisable	$ 8,591,943		$ 8,804,841